Acquisitions and disposals - Vodafone Maltan and Idea (Details) - EUR (€) € in Millions			12 Months Ended
	May 13, 2019	Mar. 20, 2017	Mar. 31, 2021	Mar. 31, 2020
Disposals
Property, plant and equipment			€ (41,243)	€ (40,113)
Cash and cash equivalents			(5,821)	(13,557)
Short and long-term borrowings			67,760	74,925
Net cash proceeds arising from the transaction			€ 157	€ 4,427
Vodafone Malta
Disposals
Economic interest (as a percent)				100.00%
Consideration received for transfer of ownership				€ 242
Net gain on disposal				170
Vodafone Idea
Disposals
Economic interest (as a percent)	45.20%
Vodafone India (excluding interest in Indus Towers)
Disposals
Economic interest (as a percent)		42.00%
Loss on disposal				1,276
Gain in relation to disposal				€ (3,420)